Geographic areas - Disaggregation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 1,583	$ 1,713	$ 7,173	$ 6,279	$ 5,160
Total long-lived assets			11,427	11,827	5,842
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets			10,953	11,251	4,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	247	777	3,342	3,425	3,119
Total long-lived assets			474	576	858
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	308	434	1,241	1,614	1,630
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	288	263	1,150	741	155
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 509	$ 239	$ 1,440	$ 499	$ 256